Other Long-Term Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013
Other Assets, Noncurrent Disclosure [Abstract]
Equity method investments	$ 1,446	$ 1,038
Non-marketable cost method investments	1,769	1,270
Non-current deferred tax assets	622	434
Loans receivable	416	952
Pre-payments for property, plant and equipment	636	521
Other	1,672	1,274
Total other long-term assets	6,561	5,489
Transfers From Other Long-Term Assets to Property, Plant, And Equipment Related To Prepaid Equipment	$ 135